Derivative financial instruments - Schedule of notional amounts and carrying amounts of derivative instruments (Details) - Fair value hedges number in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	546,504	468,067
Carrying amount of the hedging instruments, Asset	$ 4,469	$ 2,065
Carrying amount of the hedging instruments, Liability	(16,780)	(20,908)
Change in fair value used for calculating hedge ineffectiveness	6,162	(18,656)
Ineffectiveness recognised in profit or loss	(1,868)	(1,380)
Carrying amount of hedged items,Asset	168,629	2,717
Carrying amount of hedged items , liabilities	(373,157)	(448,039)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	12,528	18,168
Change in the fair value of the hedged item used to recognise ineffectiveness	(8,030)	17,276
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	340	1,282
Carrying amount of the hedging instruments, Liability	$ (543)	$ 0
Interest rate risk | Loans
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	155,511
Carrying amount of the hedging instruments, Asset	$ 134
Carrying amount of the hedging instruments, Liability	(543)
Change in fair value used for calculating hedge ineffectiveness	1,607
Ineffectiveness recognised in profit or loss	(18)
Carrying amount of hedged items,Asset	157,136
Carrying amount of hedged items , liabilities	0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(1,625)
Change in the fair value of the hedged item used to recognise ineffectiveness	$ (1,625)
Interest rate risk | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	10,000
Carrying amount of the hedging instruments, Asset	$ 178
Carrying amount of the hedging instruments, Liability	0
Change in fair value used for calculating hedge ineffectiveness	167
Ineffectiveness recognised in profit or loss	(62)
Carrying amount of hedged items,Asset	9,654
Carrying amount of hedged items , liabilities	0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(229)
Change in the fair value of the hedged item used to recognise ineffectiveness	$ (229)
Interest rate risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	128,200	40,000
Carrying amount of the hedging instruments, Asset	$ 28	$ 1,282
Carrying amount of the hedging instruments, Liability	0	0
Change in fair value used for calculating hedge ineffectiveness	(3,457)	(19)
Ineffectiveness recognised in profit or loss	(111)	22
Carrying amount of hedged items,Asset	0	0
Carrying amount of hedged items , liabilities	(129,306)	(41,315)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	3,350	0
Change in the fair value of the hedged item used to recognise ineffectiveness	3,346	41
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Carrying amount of the hedging instruments, Asset	4,129	783
Carrying amount of the hedging instruments, Liability	$ (16,237)	$ (20,908)
Interest rate and foreign exchange risk | Loans
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,938	3,006
Carrying amount of the hedging instruments, Asset	$ 108	$ 333
Carrying amount of the hedging instruments, Liability	0	0
Change in fair value used for calculating hedge ineffectiveness	(227)	(23)
Ineffectiveness recognised in profit or loss	(129)	(119)
Carrying amount of hedged items,Asset	1,839	2,717
Carrying amount of hedged items , liabilities	0	0
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	(580)	(751)
Change in the fair value of the hedged item used to recognise ineffectiveness	$ 98	$ (96)
Interest rate and foreign exchange risk | Borrowings and debt
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	250,855	425,061
Carrying amount of the hedging instruments, Asset	$ 4,021	$ 450
Carrying amount of the hedging instruments, Liability	(16,237)	(20,908)
Change in fair value used for calculating hedge ineffectiveness	8,072	(18,614)
Ineffectiveness recognised in profit or loss	(1,548)	(1,283)
Carrying amount of hedged items,Asset	0	0
Carrying amount of hedged items , liabilities	(243,851)	(406,724)
Accumulated amount of fair value hedge adjustments included in the carrying amount of the hedged items	11,612	18,919
Change in the fair value of the hedged item used to recognise ineffectiveness	$ (9,620)	$ 17,331